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                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                            VARIABLE SEPARATE ACCOUNT

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                SUPPLEMENT TO THE PROSPECTUS DATED APRIL 1, 1998



           The "Dogs" of Wall Street Portfolio is currently not available in all states. Please contact your financial representative or Anchor National Life Insurance Company at (800)445-SUN2 for specific information regarding availability of this Portfolio in your state.






Date: April 1, 1998






                Please keep this Supplement with your Prospectus